SHARE-BASED PAYMENT (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands										1 Months Ended		12 Months Ended
	Jan. 06, 2016 $ / shares shares	Jan. 05, 2016 $ / shares shares	Jun. 29, 2015 $ / shares shares	Mar. 19, 2015 USD ($) $ / shares	Jun. 19, 2014 $ / shares shares	Oct. 22, 2013 $ / shares shares	Jun. 08, 2012 USD ($) Employees $ / shares shares	Apr. 08, 2011 $ / shares shares	Mar. 28, 2011	Dec. 16, 2016 $ / shares shares	Jan. 16, 2016 $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan									12.00%
Maximum term for issued share options									10 years
Number of vested and non vested options							13,740,000
Number of employees granted | Employees							88
Exercise price of options previously granted | $ / shares							$ 0.4
Exercise price of options granted | $ / shares							$ 0.2
Incremental compensation cost | $							$ 670
Incremental compensation cost recognized during year | $							178
Incremental compensation cost of unvested options | $							2,036
Share-based compensation cost for unvested option												¥ 93,352					$ 13,445
Equity awards granted to employees recognition period												1 year 6 months	1 year 6 months
After modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $				$ 15,390			3,460
Before modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $				$ 4,193			2,790
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period								13,864,000				19,600,000	19,600,000
Exercise price of share | $ / shares					$ 3.232			$ 0.40					$ 1.77
Number of shares options vested												55,156,889					55,156,889
Intrinsic value of options exercised												¥ 11,051	$ 1,592	¥ 49,625
Number of vested and non vested options												55,382,320		38,058,640	38,058,640		55,382,320
Fair value of options												¥ 127,333	$ 18,340	¥ 63,200		¥ 21,946
Weighted-average grant-date fair value per share granted | $ / shares													$ 0.89		$ 1.07
Employees and Directors [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested								5,506,600
Employees and Directors [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested								5,225,800
Employees and Directors [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested								1,565,800
Employees and Directors [Member] | Fourth anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested								1,565,800
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period	600,000		200,000		2,000,000			5,003,980		600,000
Exercise price of share | $ / shares	$ 1.851		$ 2.55					$ 0.40		$ 1.35
Directors [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested			66,670
Directors [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested			66,670
Directors [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested			66,660
Directors [Member] | November 22, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested					666,690
Directors [Member] | November 22, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested					666,690
Directors [Member] | November 22, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested					666,620
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period								12,600,000
Exercise price of share | $ / shares								$ 0.40
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period		2,500,000			32,561,800	2,660,000					15,900,000
Exercise price of share | $ / shares		$ 2.00				$ 0.40					$ 1.743
Exercise price of options previously granted | $ / shares				$ 3.232
Exercise price of options granted | $ / shares				$ 1.00
Incremental compensation cost | $				$ 11,197
Incremental compensation cost recognized during year | $				213
Incremental compensation cost of unvested options | $				39,616
Employees [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested					5,437,820	1,620,000
Employees [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested					10,843,080	220,000
Employees [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested					16,280,900	220,000
Employees [Member] | 180 days [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested						600,000
Employees [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested		750,000									2,650,000
Employees [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested		750,000									5,300,000
Employees [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested		1,000,000									7,950,000
Compensation cost measured [Member] | After modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $				28,632			1,544
Total compensation cost | $				$ 39,829			$ 2,214
ADS [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares					$ 32.32
ADS [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options previously granted | $ / shares				$ 32.32
Exercise price of options granted | $ / shares				$ 10.00